UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1241

Eaton Vance Growth Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of principal executive offices)	(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 482-8260

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments

2

Eaton Vance Asian Small Companies Fund as of November 30, 2006 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2006, the value of the Fund’s investment in the Portfolio was $265,667,491 and the Fund owned approximately 46.6% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Asian Small Companies Portfolio                                                                                             as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
China — 7.1%
Containers & Packaging — 1.2%
AMVIG Holdings Ltd.	8,588,000	$6,618,158
		$6,618,158
Hotels, Restaurants & Leisure — 1.2%
Ctrip.Com International Ltd.	125,104	6,945,774
		$6,945,774
Personal Products — 1.8%
Beauty China Holdings Ltd.	17,813,000	10,467,641
		$10,467,641
Textiles, Apparel & Luxury Goods — 2.9%
Ports Design Ltd.	7,879,000	16,402,435
		$16,402,435
Total China (identified cost $24,165,345)		$40,434,008
Hong Kong — 7.0%
Hotels, Restaurants & Leisure — 1.5%
Fairwood Holdings Ltd.	7,674,000	8,962,511
		$8,962,511
Textiles, Apparel & Luxury Goods — 5.5%
EganaGoldpfeil Holdings Ltd.	30,476,000	15,097,544
Peace Mark Holdings Ltd.	23,814,000	16,151,026
		$31,248,570
Total Hong Kong (identified cost $22,769,268)		$40,211,081
India — 5.1%
Chemicals — 2.4%
United Phosphorus Ltd.	1,855,089	13,804,016
		$13,804,016
Diversified Financial Services — 1.3%
Financial Technologies (India) Ltd.	161,707	7,576,736
		$7,576,736
Electrical Equipment — 0.9%
ABB Ltd.	61,000	4,756,646
		$4,756,646

1

Industrial Conglomerates — 0.5%
Siemens India Ltd.	110,580	$2,783,194
		$2,783,194
Total India (identified cost $14,350,116)		$28,920,592
Malaysia — 10.2%
Construction Materials — 2.5%
Lafarge Malayan Cement Berhad	44,183,100	14,030,051
		$14,030,051
Electronic Equipment & Instruments — 2.1%
Uchi Technologies BHD	12,620,300	11,788,769
		$11,788,769
Health Care Providers & Services — 2.4%
Pantai Holdings BHD	18,910,300	14,007,630
		$14,007,630
Stationary - Office Supplies — 1.2%
Pelikan International Corp.	7,500,000	6,957,537
		$6,957,537
Wireless Telecommunication Services — 2.0%
Digi.Com Berhad	3,130,800	11,680,824
		$11,680,824
Total Malaysia (identified cost $39,807,599)		$58,464,811
Philippines — 0.9%
Construction Materials — 0.9%
Holcim Philippines, Inc.	31,770,000	5,054,028
		$5,054,028
Total Philippines (identified cost $4,307,219)		$5,054,028
Republic of Korea — 13.8%
Chemicals — 1.2%
Youlchon Chemical Co. Ltd.	638,790	7,045,352
		$7,045,352
Commercial Services & Supplies — 1.8%
Fursys, Inc.	363,850	10,277,143
		$10,277,143
Construction & Engineering — 1.3%
Hyundai Engineering & Construction Co. (1)	128,060	7,688,313
		$7,688,313

2

Food Products — 1.3%
Binggrae Co. Ltd.	170,050	$7,635,316
		$7,635,316
Health Care Equipment & Supplies — 1.4%
Standard Diagnostics, Inc.	556,953	7,697,820
		$7,697,820
Hotels, Restaurants & Leisure — 1.8%
Hana Tour Service, Inc.	155,205	10,159,503
		$10,159,503
Leisure Equipment & Products — 0.8%
Samick Musical Instruments Co. Ltd.	4,028,920	4,731,115
		$4,731,115
Pharmaceuticals — 2.6%
Hanmi Pharm Co. Ltd.	103,218	14,624,121
		$14,624,121
Software — 1.6%
Duzon Digital Ware Co. Ltd.	400,982	8,980,541
		$8,980,541
Total Republic of Korea (identified cost $60,032,737)		$78,839,224
Singapore — 26.0%
Air Freight & Logistics — 2.2%
Goodpack Ltd.	12,186,000	12,431,492
		$12,431,492
Communications Equipment — 2.4%
Datacraft Asia Ltd. (1)	11,695,000	13,683,150
		$13,683,150
Diversified Consumer Services — 4.4%
Hartford Education Corp. Ltd.	933,083	357,341
Raffles Education Corp. Ltd.	22,394,000	24,572,916
		$24,930,257
Energy Equipment & Services — 4.9%
Ezra Holdings Ltd.	11,225,760	27,860,542
		$27,860,542
Health Care Equipment & Supplies — 1.8%
LMA International NV (1)	24,220,000	10,067,870
		$10,067,870

3

IT Services — 2.5%
CSE Global Ltd.	18,321,000	$14,278,214
		$14,278,214
Real Estate Investment Trusts (REITs) — 2.2%
Ascott Residence Trust	14,190,000	12,894,976
		$12,894,976
Real Estate Management & Development — 2.7%
Ascott Group Ltd.	18,790,000	15,242,256
		$15,242,256
Road & Rail — 1.2%
SMRT Corp. Ltd.	9,002,000	6,665,044
		$6,665,044
Software — 1.4%
Silverlake Axis Ltd.	19,315,000	8,274,959
		$8,274,959
Specialty Retail — 0.3%
Pertama Holdings Ltd.	7,217,000	1,902,869
		$1,902,869
Total Singapore (identified cost $97,608,471)		$148,231,629
Taiwan — 13.3%
Commercial Services & Supplies — 1.7%
Taiwan-Sogo Shinkong Security Corp.	10,842,600	9,954,998
		$9,954,998
Distributors — 1.3%
Test-Rite International Co.	14,101,603	7,573,083
		$7,573,083
Electronic Equipment & Instruments — 1.7%
Av Tech Corp.	2,088,430	9,558,417
		$9,558,417
Hotels, Restaurants & Leisure — 2.4%
Formosa International Hotels Corp.	4,924,000	13,900,078
		$13,900,078
Industrial Conglomerates — 1.2%
Chung-Hsin Electric & Machinery MFG. Corp.	10,793,000	6,534,982
		$6,534,982
Leisure Equipment & Products — 3.3%
Johnson Health Tech Co. Ltd.	2,838,325	18,926,255
		$18,926,255

4

Machinery — 1.7%
Awea Mechantronic Co. Ltd.	4,602,840	$9,461,393
		$9,461,393
Total Taiwan (identified cost $53,996,496)		$75,909,206
Thailand — 16.3%
Health Care Providers & Services — 2.2%
Bumrungrad Hospital Public Co. Ltd.	12,168,100	12,376,638
		$12,376,638
Hotels, Restaurants & Leisure — 2.8%
Minor International PLC	49,735,490	16,077,238
		$16,077,238
Media — 3.7%
Major Cineplex Public Co. Ltd.	30,391,900	14,143,646
Workpoint Entertainment Public Co. Ltd. (1)	11,330,600	7,325,343
		$21,468,989
Real Estate Management & Development — 4.9%
Central Pattana PCL	19,567,000	12,813,836
Central Pattana PCL NVDR	1,258,900	823,346
LPN Development PLC (1)	55,762,600	8,870,699
Siam Future Development Public Co. Ltd. (1)	21,011,040	5,240,318
		$27,748,199
Specialty Retail — 0.4%
It City Public Co. Ltd. (1)	8,651,400	2,290,325
		$2,290,325
Wireless Telecommunication Services — 2.3%
Total Access Communication PCL (1)	2,912,400	13,047,552
		$13,047,552
Total Thailand (identified cost $65,923,408)		$93,008,941
Total Common Stocks (identified cost $382,960,659)		$569,073,520

5

Warrants — 0.1%

Security	Shares	Value
Thailand — 0.1%
Minor International Public Co. Ltd., Exp. 3/29/08 (1)	3,690,779	$591,388
		$591,388
Total Thailand (identified cost $0)		$591,388
Total Warrants (identified cost $0)		$591,388
Total Investments — 99.8% (identified cost $382,960,659)		$569,664,908
Other Assets, Less Liabilities — 0.2%		$1,005,765
Net Assets — 100.0%		$570,670,673

NVDR	—	Non Voting Depositary Receipt
(1)		Non-income producing security.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Singapore	26.0%	$148,231,629
Thailand	16.4%	93,600,329
Republic of Korea	13.8%	78,839,224
Taiwan	13.3%	75,909,206
Malaysia	10.2%	58,464,811
China	7.1%	40,434,008
Hong Kong	7.0%	40,211,081
India	5.1%	28,920,592
Philipines	0.9%	5,054,028
	99.8%	$569,664,908

The Portfolio did not have any open financial instruments at November 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$382,982,986
Gross unrealized appreciation	$200,070,324
Gross unrealized depreciation	(13,388,402)
Net unrealized appreciation	$186,681,922

The net unrealized depreciation on currency was $3,158.

6

Eaton Vance Global Growth Fund as of November 30, 2006 (Unaudited)

Eaton Vance Global Growth Fund (the Fund), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in the Global Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2006, the value of the Fund’s investment in the Portfolio was $87,447,207 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Global Growth Portfolio                                                                                                                                                                                                                                                                                                                                          as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.6%

Security	Shares	Value
Airlines — 0.7%
Air France-KLM	7,000	$280,247
Gol Linhas Aereas Inteligentes SA ADR	12,000	341,520
		$621,767
Automobiles — 2.0%
Honda Motor Co., Ltd. ADR	14,000	$494,060
Toyota Motor Corp.	20,200	1,214,049
		$1,708,109
Beverages — 2.1%
Diageo PLC ADR	5,000	$386,450
Fomento Economico Mexicano SA de CV ADR	7,500	789,375
Heineken Holding NV	5,000	206,154
InBev NV	7,300	480,454
		$1,862,433
Biotechnology — 1.1%
Celgene Corp. (1)	15,800	$880,534
Gilead Sciences, Inc. (1)	1,700	112,064
		$992,598
Building Products — 0.6%
Goodman Global, Inc. (1)	14,900	$238,549
Owens Corning, Inc. (1)	8,000	248,000
		$486,549
Capital Markets — 4.5%
Deutsche Bank AG	2,000	$258,720
E*Trade Financial Corp. (1)	51,200	1,232,384
Goldman Sachs Group, Inc. (The)	2,400	467,520
TD Ameritrade Holding Corp.	40,800	716,448
UBS AG	21,000	1,267,843
		$3,942,915
Chemicals — 0.5%
BASF AG ADR	4,500	$416,745
		$416,745
Commercial Banks — 7.7%
Anglo Irish Bank Corp. PLC	16,000	$304,574
Australia and New Zealand Banking Group, Ltd.	15,000	336,271
Banco Bilbao Vizcaya Argentaria SA ADR	20,000	483,000
Banco Santander Central Hispano SA ADR	41,000	749,480
Bank of Ireland	14,000	301,126
Barclays PLC ADR	18,000	973,080
BNP Paribas SA	4,500	486,587

Danske Bank A/S	10,000	$436,989
DBS Group Holdings, Ltd.	30,000	408,469
HBOS PLC	10,000	204,920
HSBC Holdings PLC	40,000	739,623
Mitsubishi UFJ Financial Group, Inc. ADR	72,000	917,280
Societe Generale	2,200	370,077
		$6,711,476
Commercial Services & Supplies — 0.3%
Copart, Inc. (1)	7,612	$229,958
		$229,958
Communications Equipment — 2.7%
Corning, Inc. (1)	20,000	$431,200
Nokia Oyj	22,000	444,840
Research in Motion, Ltd. (1)	10,464	1,452,717
		$2,328,757
Computer Peripherals — 1.3%
Apple Computer, Inc. (1)	12,700	$1,164,336
		$1,164,336
Construction & Engineering — 2.8%
Foster Wheeler, Ltd. (1)	36,700	$1,981,800
Vinci SA	4,000	504,389
		$2,486,189
Construction Materials — 0.4%
Martin Marietta Materials, Inc.	3,700	$367,447
		$367,447
Consumer Finance — 2.2%
CompuCredit Corp. (1)	6,500	$244,790
First Marblehead Corp. (The)	12,000	898,080
Orix Corp.	3,000	815,375
		$1,958,245
Diversified Consumer Services — 0.9%
Capella Education Co. (1)	5,353	$135,163
DeVry, Inc. (1)	21,800	571,596
Laureate Education, Inc. (1)	1,049	54,517
		$761,276
Diversified Financial Services — 1.9%
Fortis	7,000	$286,000
ING Groep NV ADR	32,900	1,407,791
		$1,693,791
Diversified Telecommunication Services — 2.2%
BT Group PLC ADR	23,000	$1,290,760
Philippine Long Distance Telephone Co. ADR	12,000	589,320
		$1,880,080
Electric Utilities — 2.8%
E.ON AG ADR	9,400	$403,260

Endesa, SA	20,000	$934,266
Enel SPA	60,000	613,337
Scottish and Southern Energy PLC	17,000	487,706
		$2,438,569
Energy Equipment & Services — 1.7%
Acergy SA ADR (1)	55,000	$1,083,501
Tenaris SA ADR	9,000	423,090
		$1,506,591
Food & Staples Retailing — 1.3%
AEON Co., Ltd.	30,000	$704,009
Susser Holdings Corp. (1)	21,721	431,162
		$1,135,171
Food Products — 1.0%
Nestle SA	2,400	$848,816
		$848,816
Health Care Equipment & Supplies — 0.8%
American Medical Systems Holdings, Inc. (1)	13,000	$223,730
Synthes, Inc.	2,000	235,663
Thoratec Corp. (1)	17,083	251,633
		$711,026
Health Care Providers & Services — 1.9%
Caremark Rx, Inc.	9,400	$444,620
DaVita, Inc. (1)	4,600	244,766
Henry Schein, Inc. (1)	10,200	525,606
Lincare Holdings, Inc. (1)	6,000	226,020
Quest Diagnostics, Inc.	3,700	196,729
		$1,637,741
Hotels, Restaurants & Leisure — 0.4%
Burger King Holdings, Inc. (1)	7,057	$129,849
Pinnacle Entertainment, Inc. (1)	7,200	234,072
		$363,921
Household Durables — 0.5%
Sekisui House, Ltd.	29,000	$437,904
		$437,904
Industrial Conglomerates — 1.0%
Keppel Corp., Ltd.	80,000	$904,624
		$904,624
Insurance — 2.3%
Admiral Group PLC	24,000	$427,246
Aviva PLC	20,000	310,424
Axa ADR	27,200	1,034,144
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	244,771
		$2,016,585

Internet Software & Services — 3.2%
DealerTrack Holdings, Inc. (1)	10,000	$273,300
Equinix, Inc. (1)	7,000	534,240
Google, Inc., Class A (1)	4,037	1,957,622
		$2,765,162
IT Services — 1.7%
CheckFree Corp. (1)	1,980	$82,784
Exlservice Holdings, Inc. (1)	1,333	30,112
MasterCard, Inc., Class A	5,050	513,837
MoneyGram International, Inc.	28,196	859,978
		$1,486,711
Machinery — 1.2%
Komatsu, Ltd.	35,000	$632,073
Vallourec SA	1,500	406,822
		$1,038,895
Media — 0.7%
Comcast Corp., Class A (1)	11,100	$449,106
Live Nation, Inc. (1)	8,400	180,096
		$629,202
Metals & Mining — 5.7%
Anglo American PLC ADR	21,000	$491,190
Companhia Vale do Rio Doce ADR	24,000	565,200
Gammon Lake Resources, Inc. (1)	83,600	1,269,884
Goldcorp, Inc.	34,165	1,064,923
Golden Star Resources, Ltd. (1)	55,900	184,470
Miramar Mining Corp. (1)	60,400	312,268
Rio Tinto PLC ADR	4,800	1,030,032
Western Copper Corp. (1)	32,000	37,828
		$4,955,795
Multiline Retail — 1.4%
Big Lots, Inc. (1)	14,400	$321,264
Saks, Inc.	42,000	861,840
		$1,183,104
Multi-Utilities — 1.6%
RWE AG	12,400	$1,409,447
		$1,409,447
Office Electronics — 1.5%
Canon, Inc.	25,350	$1,334,447
		$1,334,447
Oil, Gas & Consumable Fuels — 10.8%
Arch Coal, Inc.	6,300	$226,170
Chesapeake Energy Corp.	11,600	394,748
EnCana Corp.	7,500	391,575
ENI SPA ADR	5,000	329,600
Goodrich Petroleum Corp. (1)	5,000	219,800

Hess Corp.	29,000	$1,457,830
Norsk Hydro ASA ADR	16,000	398,560
Parallel Petroleum Corp. (1)	9,975	197,006
Petrohawk Energy Corporation (1)	17,000	220,490
Petroleo Brasileiro SA ADR	9,700	823,530
Quicksilver Resources, Inc. (1)	11,700	495,027
Southwestern Energy Co. (1)	14,500	610,885
SXR Uranium One, Inc. (1)	95,018	1,223,086
Total SA ADR	18,000	1,286,280
W&T Offshore, Inc.	29,000	1,005,140
Williams Cos., Inc. (The)	7,000	194,320
		$9,474,047
Personal Products — 0.5%
Herbalife, Ltd. (1)	10,317	$401,950
		$401,950
Pharmaceuticals — 5.0%
Adams Respiratory Therapeutics, Inc. (1)	5,000	$196,850
Eisai Co., Ltd.	4,400	234,343
Endo Pharmaceuticals Holdings, Inc. (1)	12,270	332,640
Ipsen SA	4,100	180,582
Novartis AG ADR	13,000	759,330
Roche Holding AG	6,000	1,086,598
Shire PLC ADR	20,900	1,266,540
Takeda Pharmaceutical Co., Ltd.	5,000	326,161
		$4,383,044
Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	12,217	$170,794
		$170,794
Real Estate Management & Development — 0.4%
Sun Hung Kai Properties, Ltd.	30,000	$339,240
		$339,240
Retail - Food and Drug — 0.5%
Shoppers Drug Mart Corp.	9,700	$421,211
		$421,211
Road & Rail — 0.9%
Canadian Pacific Railway, Ltd.	10,000	$557,300
West Japan Railway Co.	50	228,152
		$785,452
Semiconductors & Semiconductor Equipment — 3.6%
Applied Micro Circuits Corp. (1)	70,000	$245,000
Atheros Communications, Inc. (1)	46,000	1,046,040
MEMC Electronic Materials, Inc. (1)	40,800	1,623,840
Tessera Technologies, Inc. (1)	6,000	227,220
		$3,142,100

Software — 0.4%
i2 Technologies, Inc. (1)	7,000	$135,240
UbiSoft Entertainment SA (1)	4,000	252,756
		$387,996
Specialty Retail — 1.9%
GameStop Corp., Class A (1)	9,300	$521,265
OfficeMax, Inc.	5,600	263,592
Sally Beauty Holdings, Inc. (1)	92,000	851,920
		$1,636,777
Thrifts & Mortgage Finance — 0.7%
BankUnited Financial Corp., Class A	7,900	$201,450
W Holding Co., Inc.	67,800	416,292
		$617,742
Tobacco — 3.3%
British American Tobacco PLC	15,000	$425,679
Japan Tobacco, Inc.	150	662,902
Loews Corp. - Carolina Group	22,435	1,399,271
Reynolds American, Inc.	6,500	417,560
		$2,905,412
Trading Companies & Distributors — 0.7%
Mitsubishi Corp.	30,000	$556,357
MSC Industrial Direct Co., Inc.	1,900	73,929
		$630,286
Wireless Telecommunication Services — 4.1%
China Mobile, Ltd. ADR	7,500	$316,500
NII Holdings, Inc., Class B (1)	24,700	1,603,771
Rogers Communications, Inc., Class B	15,800	967,118
Tim Participacoes SA ADR	21,400	728,456
		$3,615,845
Total Common Stocks (identified cost $69,673,724)		$85,328,278

Affiliated Investment — 2.3%

Security	Value
Investment in Cash Management Portfolio, 4.72% (2)	$2,046,409
Total Affiliated Investment (at amortized cost, $2,046,409)	$2,046,409
Total Investments — 99.9% (identified cost $71,720,133)	$87,374,687
Other Assets, Less Liabilities — 0.1%	$72,753
Net Assets — 100.0%	$87,447,440

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment that invests in high quality U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of November 30, 2006.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	45.2%	$39,547,793
Canada	9.0%	7,882,380
Japan	8.7%	7,639,832
United Kingdom	7.8%	6,820,579
Switzerland	4.8%	4,198,250
France	4.0%	3,515,604
Brazil	2.8%	2,458,706
Germany	2.7%	2,329,683
Bermuda	2.3%	1,981,800
Spain	1.9%	1,683,746
Netherlands	1.8%	1,613,945
Singapore	1.5%	1,313,093
Italy	1.1%	942,937
Mexico	0.9%	789,375
Belgium	0.9%	766,454
Hong Kong	0.7%	655,740
Ireland	0.7%	605,700
Philippines	0.7%	589,320
Finland	0.5%	444,840
Denmark	0.5%	436,989
Argentina	0.5%	423,090
Norway	0.5%	398,560
Australia	0.4%	336,271
	99.9%	$87,374,687

The Portfolio did not have any open financial instruments at November 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$71,925,431
Gross unrealized appreciation	$16,370,711
Gross unrealized depreciation	(921,455)
Net unrealized appreciation	$15,449,256

The net unrealized appreciation on foreign currency was $5,763.

Eaton Vance Greater China Growth Fund as of November 30, 2006 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a non-diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2006, the value of the Fund’s investment in the Portfolio was $232,511,797 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Greater China Growth Portfolio                                                                                                as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
China — 52.5%
Air Freight & Logistics — 1.1%
Shenzhen International Holdings, Ltd.	42,395,000	$2,530,320
		$2,530,320
Auto Components — 1.5%
Minth Group, Ltd.	4,314,000	$3,405,279
		$3,405,279
Commercial Banks — 7.1%
Bank of China, Ltd. - Class H (1)	4,517,000	$2,187,162
China Construction Bank - Class H (2)	13,271,000	6,906,999
China Merchants Bank Co., Ltd. - Class H (1)	1,776,000	3,411,126
Industrial and Commercial Bank of China - Class H (1)	7,686,000	3,893,146
		$16,398,433
Communications Equipment — 0.5%
AAC Acoustic Technology Holdings, Inc. (1)	1,142,000	$1,229,600
		$1,229,600
Construction Materials — 2.3%
Anhui Conch Cement Co., Ltd. - Class H	884,000	$2,760,079
China National Building Material Co., Ltd. - Class H	3,908,000	2,618,644
		$5,378,723
Containers & Packaging — 1.8%
AMVIG Holdings Ltd.	5,500,000	$4,238,457
		$4,238,457
Diversified Consumer Services — 0.9%
New Oriental Education & Technology Group, Inc. ADR (1)	65,100	$2,077,341
		$2,077,341
Electrical Equipment — 1.4%
Shanghai Electric Group Co., Ltd. - Class H	9,348,000	$3,265,732
		$3,265,732
Hotels, Restaurants & Leisure — 0.1%
Home Inns & Hotels Management, Inc. ADR (1)	8,610	$263,208
		$263,208
Household Durables — 1.3%
Samson Holding, Ltd.	5,439,000	$3,139,772
		$3,139,772
Independent Power Producers & Energy Traders — 1.4%
Huaneng Power International, Inc. - Class H	4,028,000	$3,296,514
		$3,296,514

1

Insurance — 3.0%
China Life Insurance Co., Ltd. - Class H	2,826,000	$6,911,107
		$6,911,107
Internet Software & Services — 1.4%
Tencent Holdings, Ltd.	1,144,000	$3,147,737
		$3,147,737
Machinery — 3.3%
China Infrastructure Machinery Holdings, Ltd. (1)	3,378,000	$3,139,801
Guangzhou Shipyard International Co., Ltd. - Class H (1)	1,396,000	2,450,501
Shanghai Prime Machinery Co., Ltd. - Class H (1)	6,374,000	2,007,787
		$7,598,089
Media — 1.8%
Focus Media Holding, Ltd. ADR (1)	58,200	$4,147,914
		$4,147,914
Metals & Mining — 0.7%
Hunan Non-Ferrous Metal Corp., Ltd. - Class H (1)	3,040,000	$1,698,948
		$1,698,948
Multiline Retail — 2.3%
Parkson Retail Group, Ltd.	1,050,000	$5,332,187
		$5,332,187
Oil, Gas & Consumable Fuels — 4.2%
Anhui Tianda Oil Pipe Co., Ltd. - Class H (1)(3)	1,418,000	$552,410
China Shenhua Energy Co., Ltd. - Class H	1,191,000	2,293,408
PetroChina Co., Ltd.- Class H	5,492,000	7,022,877
		$9,868,695
Paper and Forest Products — 2.6%
Nine Dragons Paper Holdings, Ltd.	3,335,000	$5,950,795
		$5,950,795
Real Estate Investment Trusts (REITs) — 0.1%
CapitaRetail China Trust (1)(3)	352,000	$258,185
		$258,185
Real Estate Management & Development — 3.2%
Guangzhou R&F Properties Co., Ltd. - Class H	3,628,000	$7,340,169
		$7,340,169
Textiles, Apparel & Luxury Goods — 5.4%
Ports Design, Ltd.	4,034,000	$8,397,947
Prime Success International Group	5,126,000	4,270,332
		$12,668,279

2

Transportation Infrastructure — 1.2%
Zhejiang Expressway Co., Ltd. - Class H	4,202,000	$2,860,359
		$2,860,359
Wireless Telecommunication Services — 3.9%
China Mobile, Ltd.	1,086,000	$9,128,009
		$9,128,009
Total China (identified cost $76,562,026)		$122,133,852
Hong Kong — 24.4%
Commercial Banks — 4.3%
BOC Hong Kong Holdings, Ltd.	1,915,500	$4,605,249
CITIC International Financial Holdings, Ltd.	2,386,000	1,847,067
HSBC Holdings PLC	199,380	3,690,797
		$10,143,113
Distributors — 3.4%
Integrated Distribution Services Group, Ltd.	2,341,000	$4,267,581
Li & Fung, Ltd.	1,244,000	3,603,259
		$7,870,840
Diversified Financial Services — 2.3%
First Pacific Co., Ltd	3,212,000	$1,629,451
Hong Kong Exchanges and Clearing, Ltd.	418,000	3,673,514
		$5,302,965
Electric Utilities — 0.9%
CLP Holdings, Ltd.	329,500	$2,187,938
		$2,187,938
Gas Utilities — 1.2%
Hong Kong and China Gas Co., Ltd.	1,247,000	$2,755,213
		$2,755,213
Industrial Conglomerates — 1.1%
NWS Holdings, Ltd.	1,147,000	$2,624,748
		$2,624,748
Real Estate Management & Development — 5.0%
Cheung Kong Holdings, Ltd.	469,000	$5,532,353
Midland Holdings, Ltd.	4,190,000	2,373,210
Swire Pacific, Ltd. - Class A	348,500	3,680,543
		$11,586,106
Specialty Retail — 3.1%
Esprit Holdings, Ltd.	699,000	$7,239,185
		$7,239,185

3

Textiles, Apparel & Luxury Goods — 1.7%
Peace Mark Holdings, Ltd.	5,700,000	$3,865,829
		$3,865,829
Wireless Telecommunication Services — 1.4%
Hutchinson Telecommunications International, Ltd. (1)	1,474,000	$3,215,335
		$3,215,335
Total Hong Kong (identified cost $41,733,038)		$56,791,272
Singapore — 1.0%
Marine — 1.0%
Cosco Corp., Ltd.	1,673,000	$2,391,803
		$2,391,803
Total Singapore (identified cost $2,335,714)		$2,391,803
Taiwan — 21.1%
Chemicals — 1.5%
Taiwan Fertilizer Co., Ltd.	1,809,000	$3,462,394
		$3,462,394
Commercial Banks — 0.7%
Chinatrust Financial Holding Co., Ltd.	1,966,000	$1,674,563
		$1,674,563
Commercial Services & Supplies — 1.3%
Taiwan Secom Co., Ltd.	1,747,825	$2,963,133
		$2,963,133
Computer Peripherals — 3.0%
Acer, Inc.	1,563,153	$3,363,351
High Tech Computer Corp.	152,400	3,515,901
		$6,879,252
Electronic Equipment & Instruments — 1.9%
Hon Hai Precision Industry Co., Ltd.	617,400	$4,480,595
		$4,480,595
Hotels, Restaurants & Leisure — 1.5%
Formosa International Hotels Corp.	1,278,000	$3,607,697
		$3,607,697
Insurance — 1.3%
Cathay Financial Holding Co., Ltd.	1,346,789	$3,025,025
		$3,025,025

4

Leisure Equipment & Products — 3.1%
Johnson Health Tech Co., Ltd.	771,750	$5,146,112
Largan Precision Co., Ltd.	105,000	1,996,959
		$7,143,071
Real Estate Investment Trusts (REITs) — 0.8%
Fubon No. 2 Real Estate Investment Trust (1)	4,855,000	$1,771,426
		$1,771,426
Semiconductors & Semiconductor Equipment — 5.1%
MediaTek, Inc.	317,020	$3,238,356
Novatek Microelectronics Corp., Ltd.	546,874	2,454,281
Taiwan Semiconductor Manufacturing Co., Ltd.	3,074,666	6,226,634
		$11,919,271
Wireless Telecommunication Services — 0.9%
Far EasTone Telecommunications Co., Ltd.	1,768,300	$2,000,746
		$2,000,746
Total Taiwan (identified cost $33,364,854)		$48,927,173
Total Common Stocks (identified cost $153,995,632)		$230,244,100
Total Investments — 99.0% (identified cost $153,995,632)		$230,244,100
Other Assets, Less Liabilities — 1.0%		$2,267,981
Net Assets — 100.0%		$232,512,081

(1)	Non-income producing security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2006, the aggregate value of the securities is $6,906,999 or 3.0% of the net assets.

(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.

5

Top Ten Holdings

		Percentage
Company	Industry Sector	of Net Assets	Value
China Mobile, Ltd.	Wireless Telecommunication Services	3.9%	$9,128,009
Ports Design, Ltd.	Textiles, Apparel & Luxury Goods	3.6	8,397,947
Guangzhou R&F Properties Co., Ltd. - Class H	Real Estate Management & Development	3.2	7,340,169
Esprit Holdings, Ltd.	Specialty Retail	3.1	7,239,185
PetroChina Co., Ltd.	Oil, Gas & Consumable Fuels	3.0	7,022,877
China Life Insurance Co., Ltd. - Class H	Insurance	3.0	6,911,107
China Construction Bank - Class H	Commercial Banks	3.0	6,906,999
Taiwan Semiconductor Manufacturing Co., Ltd.	Semiconductors & Semiconductor Equipment	2.7	6,226,634
Nine Dragons Paper Holdings, Ltd.	Paper and Forest Products	2.6	5,950,795
Cheung Kong Holdings, Ltd.	Real Estate Management & Development	2.4	5,532,353
		30.5%	$70,656,075

Industry concentration — Below are the top ten industry sectors represented in the Portfolio of Investments

	Percentage
Company	of Net Assets	Value
Commercial Banks	12.1%	$28,216,109
Real Estate Management & Development	8.1	18,926,275
Textiles, Apparel & Luxury Goods	7.1	16,534,108
Wireless Telecommunication Services	6.2	14,344,090
Semiconductors & Semiconductor Equipment	5.1	11,919,271
Insurance	4.3	9,936,132
Oil, Gas & Consumable Fuels	4.2	9,868,695
Distributors	3.4	7,870,840
Machinery	3.3	7,598,089
Specialty Retail	3.1	7,239,185
	56.9%	$132,452,794

6

The Portfolio did not have any open financial instruments at November 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$153,995,632
Gross unrealized appreciation	$76,465,199
Gross unrealized depreciation	(216,731)
Net unrealized appreciation	$76,248,468

The net unrealized appreciation on currency was $28,233.

7

Eaton Vance Growth Fund as of November 30, 2006 (Unaudited)

Eaton Vance Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2006, the value of the Fund’s investment in the Portfolio was $140,581,702 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Growth Portfolio                                                                                                                            as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Biotechnology — 2.1%
Celgene Corp. (1)	48,000	$2,675,040
Gilead Sciences, Inc. (1)	5,300	349,376
		$3,024,416
Building Products — 1.1%
Goodman Global, Inc. (1)	47,000	$752,470
Owens Corning, Inc. (1)(2)	25,000	775,000
		$1,527,470
Capital Markets — 5.7%
E*Trade Financial Corp. (1)	176,500	$4,248,355
Goldman Sachs Group, Inc. (The)	7,500	1,461,000
TD Ameritrade Holding Corp.	129,000	2,265,240
		$7,974,595
Commercial Services & Supplies — 0.5%
Copart, Inc. (1)	23,769	$718,062
SAIC, Inc. (1)	2,941	55,791
		$773,853
Communications Equipment — 4.2%
Corning, Inc. (1)	60,000	$1,293,600
Research In Motion, Ltd. (1)	33,129	4,599,299
		$5,892,899
Computer Peripherals — 2.9%
Apple Computer, Inc. (1)	45,000	$4,125,600
		$4,125,600
Construction & Engineering — 4.3%
Foster Wheeler, Ltd. (1)	112,500	$6,075,000
		$6,075,000
Construction Materials — 0.8%
Martin Marietta Materials, Inc.	11,100	$1,102,341
		$1,102,341
Consumer Finance — 2.6%
CompuCredit Corp. (1)(2)	20,000	$753,200
First Marblehead Corp. (The)	38,000	2,843,920
		$3,597,120
Diversified Consumer Services — 1.7%
Capella Education Co. (1)	16,186	$408,697
DeVry, Inc. (1)	68,000	1,782,960
Laureate Education, Inc. (1)	3,033	157,625
		$2,349,282

1

Food & Staples Retailing — 1.9%
Shoppers Drug Mart Corp.	30,000	$1,302,715
Susser Holdings Corp. (1)(2)	67,578	1,341,423
		$2,644,138
Health Care Equipment & Supplies — 1.1%
American Medical Systems Holdings, Inc. (1)	41,000	$705,610
Thoratec Corp. (1)	52,965	780,174
		$1,485,784
Health Care Providers & Services — 3.7%
Caremark Rx, Inc.	30,000	$1,419,000
DaVita, Inc. (1)	14,000	744,940
Henry Schein, Inc. (1)(2)	30,000	1,545,900
Lincare Holdings, Inc. (1)	18,000	678,060
Omnicare, Inc. (2)	5,000	198,450
Quest Diagnostics, Inc.	11,000	584,870
		$5,171,220
Hotels, Restaurants & Leisure — 0.8%
Burger King Holdings, Inc. (1)	20,782	$382,389
Pinnacle Entertainment, Inc. (1)	23,000	747,730
		$1,130,119
Insurance — 0.9%
Admiral Group PLC	74,000	$1,317,341
		$1,317,341
Internet Software & Services — 5.8%
DealerTrack Holdings, Inc. (1)	27,500	$751,575
Equinix, Inc. (1)(2)	22,000	1,679,040
Google, Inc., Class A (1)	11,790	5,717,207
		$8,147,822
IT Services — 3.3%
CheckFree Corp. (1)	6,608	$276,280
Exlservice Holdings, Inc. (1)	6,667	150,608
MasterCard, Inc., Class A	15,000	1,526,250
MoneyGram International, Inc.	86,761	2,646,211
WNS Holdings, Ltd. ADR (1)	1,509	51,155
		$4,650,504
Media — 2.3%
Comcast Corp., Class A (1)	66,000	$2,670,360
Live Nation, Inc. (1)	27,000	578,880
		$3,249,240
Metals & Mining — 6.6%
Gammon Lake Resources, Inc. (1)	265,000	$4,025,350
Goldcorp, Inc.	112,148	3,495,653

2

Golden Star Resources, Ltd. (1)(2)	178,000	$587,400
Miramar Mining Corp. (1)	200,000	1,034,000
Western Copper Corp. (1)	95,000	112,303
		$9,254,706
Multiline Retail — 2.6%
Big Lots, Inc. (1)	50,000	$1,115,500
Saks, Inc. (2)	123,000	2,523,960
		$3,639,460
Oil, Gas & Consumable Fuels — 14.7%
Arch Coal, Inc.	20,000	$718,000
Chesapeake Energy Corp.	36,000	1,225,080
Goodrich Petroleum Corp. (1)(2)	17,000	747,320
Hess Corp.	85,600	4,303,112
Parallel Petroleum Corp. (1)	35,916	709,341
Petrohawk Energy Corp. (1)	53,000	687,410
Quicksilver Resources, Inc. (1)(2)	34,000	1,438,540
Southwestern Energy Co. (1)(2)	41,000	1,727,330
SXR Uranium One, Inc. (1)(2)	338,852	4,361,755
W&T Offshore, Inc.	119,000	4,124,540
Williams Cos., Inc. (The)	22,000	610,720
		$20,653,148
Personal Products — 1.1%
Alberto-Culver Co.	11,000	$220,770
Bare Escentuals, Inc. (1)(2)	2,523	75,412
Herbalife, Ltd. (1)	30,898	1,203,786
		$1,499,968
Pharmaceuticals — 4.4%
Adams Respiratory Therapeutics, Inc. (1)	14,000	$551,180
Endo Pharmaceuticals Holdings, Inc. (1)	40,859	1,107,687
Ipsen SA	13,000	572,578
Shire Pharmaceuticals PLC ADR	66,000	3,999,600
		$6,231,045
Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	37,809	$528,570
		$528,570
Real Estate Management & Development — 0.0%
Move, Inc. (1)	3,941	$21,833
		$21,833
Semiconductors & Semiconductor Equipment — 7.0%
Applied Micro Circuits Corp. (1)	215,000	$752,500
Atheros Communications, Inc. (1)(2)	145,000	3,297,300

3

MEMC Electronic Materials, Inc. (1)(2)	129,000	$5,134,200
Tessera Technologies, Inc. (1)	19,000	719,530
		$9,903,530
Software — 0.3%
i2 Technologies, Inc. (1)(2)	20,000	$386,400
		$386,400
Specialty Retail — 3.7%
GameStop Corp., Class A (1)(2)	30,000	$1,681,500
OfficeMax, Inc.	17,500	823,725
Sally Beauty Holdings, Inc. (1)	286,000	2,648,360
		$5,153,585
Thrifts & Mortgage Finance — 1.4%
BankUnited Financial Corp., Class A	27,000	$688,500
W Holding Co., Inc. (2)	215,000	1,320,100
		$2,008,600
Tobacco — 4.0%
Loews Corp. - Carolina Group	71,149	$4,437,563
Reynolds American, Inc.	19,000	1,220,560
		$5,658,123
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	7,000	$272,370
		$272,370
Wireless Telecommunication Services — 6.3%
NII Holdings, Inc. (1)	91,000	$5,908,630
Rogers Communications, Inc., Class B	49,000	2,999,290
		$8,907,920
Total Common Stocks (identified cost $102,353,548)		$138,358,002

Affiliated Investments — 17.7%

Security	Value
Investment in Cash Management Portfolio, 4.72% (3)	$2,178,995
Eaton Vance Cash Collateral Fund, LLC, 5.30%, (4)	22,630,929
Total Affiliated Investments (at amortized cost, $24,809,924)	$24,809,924
Total Investments — 116.1% (identified cost $127,163,472)	$163,167,926
Other Assets, Less Liabilities — (16.1)%	$(22,586,193)
Net Assets — 100.0%	$140,581,733

4

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at November 30, 2006.
(3)

Affiliated investment that invests in high quality U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of November 30, 2006.

(4)		Affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield at period end.

5

Growth Portfolio                                                                                                                                                                                                                                                                                                                                                                                    as of November 30, 2006

PORTFOLIO OF INVESTMENTS

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	94.4%	$132,685,242
Canada	16.0%	22,517,765
Bermuda	4.4%	6,075,000
United Kingdom	0.9%	1,317,341
France	0.4%	572,578
	116.1%	$163,167,926

The Portfolio did not have any open financial instruments at November 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$127,810,299
Gross unrealized appreciation	$35,904,274
Gross unrealized depreciation	(546,647)
Net unrealized appreciation	$35,357,627

6

Eaton Vance Worldwide Health Sciences Fund as of November 30, 2006 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the “Fund”), a diversified series of Eaton Vance Growth Trust, invests substantially all of its investable assets in Worldwide Health Sciences Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2006, the value of the Fund’s investment in the Portfolio was $2,191,407,818 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

Worldwide Health Sciences Portfolio                                                                                       as of November 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.71%

Security	Shares	Value	Percentage of Net Assets
Major Capitalization-Europe — 7.83% (1)
Novartis AG	2,934,000	$171,540,896	7.83%
		$171,540,896	7.83%
Major Capitalization-Far East — 14.22% (1)
Astellas Pharma, Inc.	2,698,000	117,714,051	5.37%
Chugai Pharmaceuticals Co., Ltd.	4,400,000	89,585,858	4.09%
Takeda Pharmaceutical Co., Ltd.	1,600,000	104,371,396	4.76%
		$311,671,305	14.22%
Major Capitalization-North America — 40.10% (1)
Amgen, Inc. (2)	2,110,000	149,810,000	6.84%
Genentech, Inc. (2)	1,900,000	155,325,000	7.09%
Genzyme Corp. (2)	1,900,000	122,360,000	5.58%
Lilly (Eli) & Co.	703,900	37,722,001	1.72%
Medimmune, Inc. (2)	3,700,000	120,953,000	5.52%
Pfizer, Inc.	3,124,000	85,878,760	3.92%
Schering-Plough Corp.	4,700,000	103,447,000	4.72%
Wyeth	2,138,500	103,246,780	4.71%
		$878,742,541	40.10%
Specialty Capitalization-North America — 32.56%
Affymetrix, Inc. (2)	1,825,000	46,172,500	2.11%
Align Technology, Inc. (2)	1,681,600	22,079,408	1.01%
BioMarin Pharmaceutical, Inc. (2)	3,100,000	53,041,000	2.42%
Cephalon, Inc. (2)	623,300	46,660,238	2.13%
Endo Pharmaceuticals Holdings, Inc. (2)	840,000	22,772,400	1.04%
EPIX Pharmaceuticals, Inc. (2)(3)(4)	286,420	1,319,263	0.06%
Exelixis, Inc. (2)	3,100,000	26,722,000	1.22%
Gen-Probe, Inc. (2)	1,900,000	92,606,000	4.23%
Given Imaging, Ltd. (2)(3)	278,900	6,188,791	0.28%
LifeCell Corp. (2)	1,965,000	42,856,650	1.95%
Ligand Pharmaceuticals, Inc., Class B (2)	4,050,000	43,416,000	1.98%
Millennium Pharmaceuticals, Inc. (2)	7,600,000	85,500,000	3.90%
NPS Pharmaceuticals, Inc. (2)	3,149,500	16,125,440	0.73%
OSI Pharmaceuticals, Inc. (2)	1,278,000	46,877,040	2.14%
Pharmacopeia Drug Discovery, Inc. (2)	583,000	2,390,300	0.11%
St. Jude Medical, Inc. (2)	1,030,000	38,388,100	1.75%

1

Tanox, Inc. (2)	977,800	$19,194,214	0.88%
Vertex Pharmaceuticals, Inc. (2)	2,285,000	101,225,500	4.62%
		$713,534,844	32.56%
Total Common Stocks (identified cost $1,526,234,820)		$2,075,489,586

Options — 0.00%

Security	Shares	Value	Percentage of Net Assets
Specialty Capitalization-North America — 0.00%
Orchid Cellmark, Inc. Options, Exp. 7/24/11 (2)(3)	2,898	$634	0.00%
		$634	0.00%
Total Options (identified cost $0)		$634

Warrants — 0.00%

Security	Shares	Value	Percentage of Net Assets
Given Imaging Warrants, Exp. 9/15/11 (2)(3)	1,283	$23,979	0.00%
Total Warrants (identified cost $0)		$23,979

Affiliated Investment — 3.35%

Security	Value	Percentage of Net Assets
Investment in Cash Management Portfolio, 4,72% (5)	$73,425,035	3.35%
Total Affiliated Investment (at amortized cost, $73,425,035)	$73,425,035
Total Investments (identified cost $1,599,659,856)	$2,148,939,234	98.06%
Other Assets, Less Liabilities	$42,468,851	1.94%
Net Assets	$2,191,408,085	100.00%

2

(1)	Major capitalization is defined as market value of $5 billion or more.
(2)	Non-income producing security.
(3)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)	Restricted security.
(5)

Affiliated investment that invests in high quality U.S. money market instruments, and that is available to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of November 30, 2006

The Portfolio did not have any open financial instruments at November 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,600,905,334
Gross unrealized appreciation	$657,828,276
Gross unrealized depreciation	(109,794,376)
Net unrealized appreciation	$548,033,900

Restricted Security

At November 30, 2006, the Portfolio owned the following security (representing 0.06% of net assets) which was restricted as to resale until December 28, 2006, pursuant to the terms of acquisition of Predix Pharmaceuticals Holdings, Inc. (Predix). The Fund held various registration rights and preferred securities of Predix, which was acquired by EPIX Pharmaceuticals, Inc., in an exchange for common stock on August 16, 2006. The fair value of this security is based on methods determined in good faith by or at the direction of the Trustees. This valuation may differ from the value that would be realized if the securities were sold and the difference could be material to the financial statements.

Description	Date of Acquisition †	Shares/Face	Cost	Fair Value
Common Stock
EPIX Pharmaceuticals, Inc.	10/24/06	286,420	$3,047,657	$1,319,263

†       Cost represented was the cost to acquire Predix at various times between 8/12/03 and 8/6/04.

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

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Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	January 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	January 22, 2007

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	January 22, 2007

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